Note 14 - Stock Incentive Plan (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	1 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Allocated Share-based Compensation Expense		$ 0	$ 345	$ 378
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized		0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value (in Dollars per share)			$ 52.32	$ 52.25
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value	$ 309
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in Shares)		0